[LOGO]
[THE HARTFORD]

May 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                             Please see Exhibit A attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Prospectus and Statement of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 25, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-9527.

Very truly yours,

/s/ Linda Telychka

Exhibit A

Hartford Life Insurance Company Separate Account Seven (“Registrant”)

File No. 333-101932	Hartford Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Hartford Leaders/Chase
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V
File No. 333-101937	Hartford Leaders Access II/IIR/III
File No. 333-101942	Hartford Leaders Edge II/IIR/III
File No. 333-101948	Hartford Leaders Plus II/IIR/III
File No. 333-101954	Hartford Leaders Outlook II/IIR/II
Nations Outlook Variable Annuity II/IIR/II
Huntington Hartford Leaders Outlook II/IIR/III
Classic Hartford Leaders Outlook II/IIR/III
Wells Fargo Leaders Outlook I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook
File No. 333-104356	Hartford Leaders Epic I/IR
File No. 333-105254	Hartford Leaders Epic Plus I/IR
File No. 333-105270	Hartford Leaders Epic Outlook I/IR

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)

File No. 333-101933	Hartford Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Hartford Select leaders V
File No. 333-101936	Hartford Leaders Access II/IIR/III
File No. 333-101943	Hartford Leaders Edge II/IIR/III
File No. 333-101949	Hartford Leaders Plus II/IIR/III
File No. 333-101955	Hartford Leaders Outlook II/IIR/III
Wells Fargo Leaders Outlook I/IR/III
Hartford Select Leaders Outlook III
File No. 333-104357	Hartford Leaders Epic I/IR
File No. 333-105256	Hartford Leaders Epic Plus I/IR
File No. 333-105272	Hartford Leaders Epic Outlook I/IR

Hartford Life Insurance Company Separate Account Three (“Registrant”)

File No. 333-101927	Hartford Select Leaders II/IIR/III
File No. 333-102625	Hartford Select Leaders Outlook I/IR/III

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)

File No. 333-101928	Hartford Select Leaders II/IIR/III
File No. 333-102628	Hartford Select Leaders Outlook I/IR/II

Hartford Life Insurance Company Separate Account Two (“Registrant”)

File No. 333-101923	The Director VIII/VIIIR
The BB&T Director III/IIIR
AmSouth Variable Annuity Series III/IIIR
The Director Select Series III/IIIR
The Director Choice III/IIIR
The Huntington Director II/IIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
File No. 333-105252	Director Epic I/IR
File No. 333-101931	Nations Variable Annuity III/IIIR
File No. 333-101934	Director Access II/IIR
Director Choice Access II/IIR
File No. 333-101938	The Director Edge II/IIR
File No. 333-101944	The Director Plus II/IIR
AmSouth Variable Annuity Plus II/IIR
The Director Select Plus II/IIR
File No. 333-105253	Director Epic Plus I/IR
File No. 333-101950	The Director Outlook II/IIR
BB&T Director Outlook II/IIR
AmSouth Variable Annuity Outlook II/IIR
Director Select Outlook II/IIR
Huntington Director Outlook II/IIR
Classic Director Outlook II/IIR
Wells Fargo Director Outlook II/IIR
File No. 333-105266	Director Epic Outlook I/IR

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)

File No. 333-101924	The Director VIII/VIIIR
Director Preferred
Wells Fargo Director II/IIR
File No. 333-105259	Director Epic I/IR
File No. 333-101935	Director Access II/IIR
File No. 333-101939	The Director Edge II/IIR
File No. 333-101945	The Director Plus II/IIR
Director Preferred Plus II/IIR
File No. 333-105255	Director Epic Plus I/IR
File No. 333-101951	The Director Outlook II/IIR
Director Select Outlook II/IIR
Director Preferred Outlook II/IIR

Wells Fargo Director Outlook II/IIR
File No. 333-105267	Director Epic Outlook I/IR

Hartford Life Insurance Company Separate Account Ten (“Registrant”)

File No. 333-101925	PHCM VIII/VIIIR
File No. 333-101929	Putnam Hartford Capital Access II/IIR
File No. 333-101940	PHCM Edge III/IIIR
File No. 333-101946	PHCM Plus II/IIR
File No. 333-101952	PHCM Outlook II/IIR

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)

File No. 333-101926	PHCM VIII/VIIIR
File No. 333-101930	Putnam Hartford Capital Access II/IIR
File No. 333-101941	PHCM Edge III/IIIR
File No. 333-101947	PHCM Plus II/IIR
File No. 333-101953	PHCM Outlook II/IIR

VARIABLE ACCOUNT D OF UNION SECURITY INSURANCE CO

File No. 333-79701	Income Preferred
File No. 333-43799	EmPower
File No. 033-37577	Masters
File No. 033-19421	Opportunity
File No. 333-65233	Triple Crown VA
File No. 033-63935	TD Waterhouse
File No. 333-43886	Union Security Variable Annuity
File No. 033-73986	Wells Fargo Passage

SEPARATE ACCOUNT A OF UNION SECURITY LIFE INS CO OF NEW YORK

File No. 033-71686	Masters
File No. 033-71688	Opportunity
File No. 333-20343	TD Waterhouse